Financial instruments and related disclosures - Impact of Interest Rate Currency Movements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
1% (100 basis points) increase in Sterling interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	£ 41	£ 36
1.5% (150 basis points) increase in Sterling interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	62	55
1% (100 basis points) increase in US Dollar interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(34)	(34)
1.5% (150 basis points) increase in US Dollar interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(51)	(51)
1% (100 basis points) increase in Euro interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(9)	(13)
1.5% (150 basis points) increase in Euro interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	£ (13)	£ (19)